Cash and Cash Equivalents (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and banks	BRL 1,111,840	BRL 532,285
Cash equivalents	13,786,223	1,916,921
Total	14,898,063	2,449,206
Time deposits	10,734,985	205,523
Bank certificates of deposit	1,387,158	920,116
Repurchase agreements	1,637,798	773,487
Other	26,282	17,795
Cash equivalents	BRL 13,786,223	BRL 1,916,921